Seward & Kissel LLP
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Telephone: (202) 737-8833
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July 29, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Global Equity Long/Short Master Fund
File No: 811-22459

Dear Sir or Madam:

Filed herewith, on behalf of Global Equity Long/Short Master Fund, a Delaware statutory trust (the “Fund”), is Amendment No. 8 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”). We respectfully request that this post-effective amendment be declared effective by the Commission on July 29, 2013.

Please direct any comments or questions to Bibb L. Strench at (202) 661-7141.

Sincerely,

/s/	Bibb L. Strench
Bibb L. Strench

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